Short-term Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term Notes

Note 3. Short-term notes and advances

Short-term notes consisted of the following at June 30, 2014 and December 31, 2013:

	2014	2013
Promissory note payable to a stockholder and director of the company, due May 8, 2014, subsequently extended to September 30, 2014. The unsecured note accrues interest at 8% and is payable at maturity.	$25,000	$25,000
The Company issued three 8% unsecured promissory notes to a company, of which one of the Company’s executive officers is the chief executive officer. The dates of the notes are May 20, 2013, September 3, 2013 and December 31, 2013 in the amounts of $110,000, $40,000, and $22,000, respectively. On February 2, 2014, the Company repaid the $22,000 note in full. The notes all mature 12 months from their issuance dates with all accrued interest due at maturity. As of August 15, 2014 the holder agreed to extend the balance of the May 20, 2013 note to September 20, 2014.	150,000	172,000
Total short-term notes	$175,000	$197,000
Advances consisted of the following at June 30, 2014 and December 31, 2013:

	2014	2013
This amount represents amounts advanced to the Company as a part of a factoring agreement whereby the Company can draw up to 85% of the amount of each billing to its customers. When the full payment is received by the Company from its customers the factoring/financing company receives payment in the form of interest at the rate of .90% for every 15 days the amount is outstanding from the date the invoiced is financed plus the principal amount advanced.	$112,639	$—
Total advances	$112,639	$—

Note 3. Short-term Notes

Short-term notes consisted of the following at December 31, 2013 and 2012:

	2013	2012
Promissory note payable to a stockholder and director of the company, due May 8, 2014. The unsecured note accrues interest at 8% and is payable at maturity.	$25,000	$—
The Company issued three 8% unsecured promissory notes to a company, of which one of the Company’s executive officers is the chief executive officer. The dates of the notes are May 20, 2013, September 3, 2013, and December 12, 2013 in the amounts of $110,000, $40,000, and $22,000, respectively. The notes all mature 12 months from their issuance dates with all accrued interest due at maturity.	172,000	—
Total short-term notes	$197,000	$—